Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
15.	Stock-Based Compensation

On May 1, 2011, based on the approval of the shareholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 912,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2011 was ¥772.

On May 1, 2010, based on the approval of the shareholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.

On May 1, 2009, based on the approval of the shareholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.

The compensation cost recognized for these stock options for the years ended December 31, 2015 and 2014 was nil and 2013 was ¥95 million, and is included in selling, general and administrative expenses in the consolidated statements of income.

A summary of option activity under the stock option plans as of and for the years ended December 31, 2015, 2014 and 2013 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2013	2,726,400	¥4,247	1.6	¥37
Exercised	(8,600)	3,287
Forfeited	(60,400)	4,461

Outstanding at December 31, 2013	2,657,400	4,245	1.0	28
Exercised	(67,200)	3,287
Forfeited/Expired	(728,400)	4,869

Outstanding at December 31, 2014	1,861,800	4,036	0.7	248
Exercised	(249,600)	3,311
Forfeited/Expired	(316,200)	3,678

Outstanding at December 31, 2015	1,296,000	¥4,263	0.4	¥—

Exercisable at December 31, 2015	1,296,000	¥4,263	0.4	¥—

At December 31, 2015, all outstanding option awards were vested.

The total fair value of shares vested during the years ended December 31, 2015 and 2014 was nil and 2013 was ¥570 million. Cash received from the exercise of stock options for the years ended December 31, 2015, 2014 and 2013 was ¥826 million, ¥221 million and ¥28 million, respectively.